Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK BALANCED CAPITAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Sep. 28, 2017
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock FundsSM

BlackRock Advantage Large Cap Growth Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Energy & Resources Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock High Equity Income Fund

BlackRock International Dividend Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Money Market Portfolio

BlackRock Tactical Opportunities Fund

BlackRock Funds II

BlackRock High Yield Bond Portfolio

BlackRock U.S. Government Bond Portfolio

BlackRock Global Allocation Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Large Cap Series Funds, Inc.

BlackRock Advantage Large Cap Core Fund

BlackRock Advantage Large Cap Value Fund

BlackRock Large Cap Focus Growth Fund

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock National Municipal Fund

BlackRock Natural Resources Trust

BlackRock Value Opportunities Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Advantage Large Cap Core Fund	Investor B	Investor A
BlackRock Advantage Large Cap Growth Fund	Investor B	Investor A
BlackRock Advantage Large Cap Value Fund	Investor B	Investor A
BlackRock All-Cap Energy & Resources Portfolio	Investor B	Investor A
BlackRock Balanced Capital Fund, Inc.	Investor B	Investor A
BlackRock Basic Value Fund, Inc.	Investor B	Investor A
BlackRock Capital Appreciation Fund, Inc.	Investor B	Investor A
BlackRock Energy & Resources Portfolio	Investor B	Investor A

BlackRock Equity Dividend Fund	Investor B	Investor A
BlackRock Global Allocation Fund, Inc.	Investor B	Investor A
BlackRock Global SmallCap Fund, Inc.	Investor B	Investor A
BlackRock Health Sciences Opportunities Portfolio	Investor B	Investor A
BlackRock High Equity Income Fund	Investor B	Investor A
BlackRock High Yield Bond Portfolio	Investor B	Investor A
BlackRock High Yield Bond Portfolio	Investor B1	Investor A
BlackRock International Dividend Fund	Investor B	Investor A
BlackRock Large Cap Focus Growth Fund	Investor B	Investor A
BlackRock Latin America Fund, Inc.	Investor B	Investor A
BlackRock Long-Horizon Equity Fund	Investor B	Investor A
BlackRock Mid-Cap Growth Equity Portfolio	Investor B	Investor A
BlackRock Money Market Portfolio	Investor B	Investor A
BlackRock National Municipal Fund	Investor B	Investor A
BlackRock Natural Resources Trust	Investor B	Investor A
BlackRock Tactical Opportunities Fund	Investor B	Investor A
BlackRock Total Return Fund	Investor B	Investor A
BlackRock U.S. Government Bond Portfolio	Investor B1	Investor A
BlackRock Value Opportunities Fund, Inc.	Investor B	Investor A

BLACKROCK BALANCED CAPITAL FUND, INC. | BLACKROCK BALANCED CAPITAL FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Balanced Capital Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Balanced Capital Fund, Inc.	Investor B	Investor A

BLACKROCK BASIC VALUE FUND, INC. | BLACKROCK BASIC VALUE FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Basic Value Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Basic Value Fund, Inc.	Investor B	Investor A

BLACKROCK BOND FUND, INC. | BlackRock Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Total Return Fund	Investor B	Investor A

BlackRock Capital Appreciation Fund, Inc. | BLACKROCK CAPITAL APPRECIATION FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Capital Appreciation Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Capital Appreciation Fund, Inc.	Investor B	Investor A

BLACKROCK EQUITY DIVIDEND FUND | BLACKROCK EQUITY DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Equity Dividend Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Equity Dividend Fund	Investor B	Investor A

BLACKROCK FUNDS | BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Advantage Large Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Advantage Large Cap Growth Fund	Investor B	Investor A

BLACKROCK FUNDS | BLACKROCK ALL-CAP ENERGY & RESOURCES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock All-Cap Energy & Resources Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock All-Cap Energy & Resources Portfolio	Investor B	Investor A

BLACKROCK FUNDS | BLACKROCK ENERGY & RESOURCES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Energy & Resources Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Energy & Resources Portfolio	Investor B	Investor A

BLACKROCK FUNDS | BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Health Sciences Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Health Sciences Opportunities Portfolio	Investor B	Investor A

BLACKROCK FUNDS | BLACKROCK HIGH EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock High Equity Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock High Equity Income Fund	Investor B	Investor A

BLACKROCK FUNDS | BLACKROCK INTERNATIONAL DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock International Dividend Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock International Dividend Fund	Investor B	Investor A

BLACKROCK FUNDS | BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Mid-Cap Growth Equity Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Mid-Cap Growth Equity Portfolio	Investor B	Investor A

BLACKROCK FUNDS | BLACKROCK MONEY MARKET PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Money Market Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Money Market Portfolio	Investor B	Investor A

BLACKROCK FUNDS | BLACKROCK TACTICAL OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Tactical Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Tactical Opportunities Fund	Investor B	Investor A

BlackRock Funds II | BLACKROCK HIGH YIELD BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock High Yield Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock High Yield Bond Portfolio	Investor B	Investor A
BlackRock High Yield Bond Portfolio	Investor B1	Investor A

BlackRock Funds II | BLACKROCK U.S.GOVERNMENT BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock U.S. Government Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock U.S. Government Bond Portfolio	Investor B1	Investor A

BLACKROCK GLOBAL ALLOCATION FUND, INC. | BLACKROCK GLOBAL ALLOCATION FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Global Allocation Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Global Allocation Fund, Inc.	Investor B	Investor A

BLACKROCK GLOBAL SMALLCAP FUND, INC. | BLACKROCK GLOBAL SMALLCAP FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Global SmallCap Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Global SmallCap Fund, Inc.	Investor B	Investor A

BLACKROCK LARGE CAP SERIES FUNDS, INC. | BlackRock Advantage Large Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Large Cap Series Funds, Inc.

BlackRock Advantage Large Cap Core Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Advantage Large Cap Core Fund	Investor B	Investor A

BLACKROCK LARGE CAP SERIES FUNDS, INC. | BlackRock Advantage Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Large Cap Series Funds, Inc.

BlackRock Advantage Large Cap Value Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Advantage Large Cap Value Fund	Investor B	Investor A

BLACKROCK LARGE CAP SERIES FUNDS, INC. | BlackRock Large Cap Focus Growth Fund
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BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Focus Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Large Cap Focus Growth Fund	Investor B	Investor A

BLACKROCK LATIN AMERICA FUND, INC. | BLACKROCK LATIN AMERICA FUND, INC.
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BlackRock Latin America Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Latin America Fund, Inc.	Investor B	Investor A

BlackRock Long-Horizon Equity Fund | BlackRock Long-Horizon Equity Fund
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BlackRock Long-Horizon Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Long-Horizon Equity Fund	Investor B	Investor A

BLACKROCK MUNICIPAL BOND FUND, INC. | BlackRock National Municipal Fund
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BlackRock Municipal Bond Fund, Inc.

BlackRock National Municipal Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock National Municipal Fund	Investor B	Investor A

BLACKROCK NATURAL RESOURCES TRUST | BLACKROCK NATURAL RESOURCES TRUST
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BlackRock Natural Resources Trust

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Natural Resources Trust	Investor B	Investor A

BlackRock Value Opportunities Fund, Inc. | BlackRock Value Opportunities Fund, Inc.
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BlackRock Value Opportunities Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Value Opportunities Fund, Inc.	Investor B	Investor A